CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
7.	CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES

In December 2023, pursuant to an investment agreement, an investor, Kopernik Global Investors, LLC, on behalf of its clients (collectively the "Investor"), purchased convertible notes having an aggregate principal amount of US$15,000 (the "Notes").  The Notes have a term of 10 years from the date of issuance of December 18, 2023, and bear interest at a rate of 2.0% per annum, payable in cash semi-annually in arrears on December 31 and June 30 of each year.  The principal amount of the Notes is convertible at any time at the option of the Investor at a per share conversion price of US$0.3557 (the "Conversion Price"), subject to adjustment in certain circumstances (i.e., including a change of control).  If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the "financing redemption option"), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Group’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount ( the "CoC option"), plus accrued but unpaid interest.

As the amount of the Notes to be settled is a fixed US Dollar amount which when converted back to the Group’s functional currency results in a variable amount of cash (i.e., a variable carrying amount for the financial liability resulting from changes in the USD/CAD exchange rate), the fixed-for-fixed criterion for equity classification is not met.  The conversion option, financing redemption option and the CoC option are derivative liabilities, with their value dependent on the USD/CAD exchange rate and so are embedded derivatives.  The Notes as a result include a debt host, which is accounted for at amortised cost, and the embedded derivatives, which are separated from the debt host and accounted for at fair value with changes in fair value recorded in the Consolidated Statement of Comprehensive Loss.

Transaction costs of $196 were incurred on the issue of the Notes of which $22 was allocated to the debt host with the balance recorded in the Consolidated Statement of Comprehensive Loss.

As the conversion feature may be exercised by the Investor at any time, the Group does not have the right to defer its settlement for at least twelve months.  Accordingly, the convertible notes liability and derivative on convertible notes are classified as current liabilities in the Consolidated Statement of Financial Position.

Early Conversion of a Portion of the Principal Amount of the Notes

In July 2025, the Investor provided the Group with the required conversion notice dated July 15, 2025 (the "Conversion Date") to exercise its option to convert US$2,136 of the principal amount of the Notes into 6,005,060 Shares at the Conversion Price.  Interest earned on the principal from January 1, 2025, up to and including July 15, 2025, totaled US$1 ($2) was paid out in cash to the Investor.

The Group determined the carrying value of convertible notes liability accreted to the Conversion Date and remeasured the derivative on the convertible notes at fair value through the Consolidated Statement of Comprehensive Loss immediately prior to the conversion.  The Group reclassified $408 and $17,800 from the convertible notes liability and the derivative on the convertible notes, respectively, to share capital, determined based on the principal amount converted as a proportion of the US$15,000 principal amount outstanding (or 14.24%).  With this conversion, the aggregate outstanding principal of the Notes decreased to US$12,864.

Convertible notes liability

The debt host has been accounted for at amortised cost with a 30.1% effective interest rate.  The following reconcile movements for the years ended December 31, 2025 and 2024:

Continuity	2025	2024
Beginning balance	$2,750	$2,197
Interest accretion	831	758
Interest paid and payable	(392)	(411)
Reclassify to share capital on conversion	(408)	–
Exchange difference	(134)	206
Ending balance	$2,647	$2,750

Derivative on convertible notes

The following reconcile movements for the years ended December 31, 2025 and 2024:

Continuity	2025	2024
Beginning balance	$35,305	$16,687
Loss on change in fair value prior to conversion	48,092	–
Reclassify to share capital on conversion	(17,800)	–
Loss on change in fair value at period end	32,202	18,618
Ending balance	$97,799	$35,305

The fair value of the conversion option was estimated using the Binomial Option Pricing Model with formulae based on the Cox-Ross-Rubenstein approach, with consideration to the intrinsic value, with the following inputs and assumptions:

Input/Assumption	2025	2024
Share price on valuation date	US$1.970	US$0.582
Volatility	95.9907%	95.3360%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	2,909 days	3,274 days
Risk free interest rate	3.718%	4.447%
Dividend Yield	Nil %	Nil %

For the financing redemption and CoC options, the Group estimated the discounted cash flow ("DCF") value of the options assuming the events that trigger these options occur mid-point between the Notes issuance and maturity.  The Group has estimated the probability for the occurrence of the financing redemption option, the CoC option, and conversion at the Conversion Price, to be 55%, 10% and 35% (2024 – 10%, 10% and 80%), respectively.

At December 31, 2025 and 2024, the Group determined from the DCF analysis that there was no additional value provided by the redemption and CoC options over and above the conversion option.  The estimated fair value of the conversion option, which was deep in the money at December 31, 2025 and 2024, was determined using intrinsic value and was estimated at US$71,246 ($97,799) (2024 – US$24,543 ($35,305)).

For the valuation of the conversion option at July 15, 2025, before the conversion of a portion of the Notes, the following assumption used in the Binomial Option Pricing Model were share price – US$2.16; volatility – 94.1382%; strike price on conversion – US$0.3557; time to expiry – 3,078 days; and dividend yield –nil.

For the year ended December 31, 2025, the Group has recorded a loss in the change in fair value of $80,294 (2024 – $18,618) for the embedded derivative.

The valuation of the embedded derivative is sensitive to changes in the Company’s share price. If the share price is reduced/increased by 10%, the fair value of the embedded derivative reduces/increases by approximately 10%.